EXPLANATORY NOTE

The purpose of this filing is to file risk/return summary information for the Horizons S&P 500® Covered Call ETF, Horizons S&P Financial Select Sector Covered Call ETF, and Horizons S&P Energy Select Sector Covered Call ETF, each a separate series of Exchange Traded Concepts Trust II, in interactive data format.